Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Schedule of Condensed Balance Sheet

	As of December 31,
	2011	2012
	US$	US$
Assets
Current assets:
Cash and cash equivalents	9,663	10,674
Prepaid and other current assets	52	19

Total current assets	9,715	10,693
Interests in subsidiaries and variable interest entities	505,628	809,956

Total assets	515,343	820,649

Liabilities and shareholders’ equity
Short-term bank loans	—	113,000
Accrued liabilities	482	411

Total current liabilities	482	113,411
Long-term bank loans	—	99,353

Total liabilities	482	212,764

Shareholders’ equity
Class A ordinary shares par value $0.01, 200,000 authorized; 20,733 and 21,494 issued and outstanding as of December 31, 2011 and 2012, respectively	207	215
Class B ordinary shares par value $0.01, 97,740 authorized; 84,290 and 84,290 issued and outstanding as of December 31, 2011 and 2012, respectively	843	843
Additional paid-in capital	78,128	88,626
Statutory reserves	9,351	9,351
Retained earnings	391,584	470,717
Accumulated other comprehensive income	34,748	38,133

Total shareholders’ equity	514,861	607,885

Total liabilities and shareholders’ equity	515,343	820,649

Schedule of Condensed Comprehensive Income Statement

	For the year ended December 31,
	2010	2011	2012
	US$	US$	US$
Operating expenses:
General and administrative	2,039	1,969	3,195

Total operating expenses	2,039	1,969	3,195

Operating loss	(2,039)	(1,969)	(3,195)
Share of profit of subsidiaries and variable interest entities	196,683	247,399	287,251
Interest income (expense), net	39	26	(1,656)

Income before income tax expense	194,683	245,456	282,400

Net income	194,683	245,456	282,400
Other comprehensive income: Foreign currency translation adjustment	10,291	21,867	3,385

Comprehensive income	204,974	267,323	285,785

Schedule of Condensed Cash Flow Statement

	For the year ended December 31,
	2010	2011	2012
	US$	US$	US$
Net cash used in operating activities	(1,861)	(1,937)	(4,893)
Cash flows from investing activities:
Shareholder loans to subsidiaries	(9,940)	(13,014)	(5,574)

Net cash used in investing activities	(9,940)	(13,014)	(5,574)
Cash flows from financing activities:
Proceeds of bridge loans from offshore banks	—	—	212,353
Dividend distributed to shareholders	—	—	(200,875)

Net cash provided by financing activities	—	—	11,478

Net (decrease) increase in cash and cash equivalents	(11,801)	(14,951)	1,011

Cash and cash equivalents at beginning of year	36,415	24,614	9,663

Cash and cash equivalents at end of year	24,614	9,663	10,674